Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurement on a Recurring Basis [Member]
Statement [Line Items]
Fair Value Measurements of Assets by Fair Value Hierarchy

ssets and liabilities measured at fair value on a recurring basis in the Consolidated Statements of Financial Position as of December 31, 2016 and 2017 are as follows:

	(In millions of yen)

December 31, 2016	Level 1	Level 2	Level 3	Total
Financial asset at fair value through profit or loss
Conversion right and redemption right of preferred stock	—	—	325	325
Available-for-sale financial assets
Listed equity investments	2,346	—	—	2,346
Private equity and other financial instruments	—	—	12,795	12,795

Total	2,346	—	13,120	15,466

	(In millions of yen)

December 31, 2017	Level 1	Level 2	Level 3	Total
Financial asset at fair value through profit or loss
Conversion right and redemption right of preferred stock	—	—	1,862	1,862
Available-for-sale financial assets
Listed equity investments	1,574	—	—	1,574
Private equity and other financial instruments	—	—	13,820	13,820

Total	1,574	—	15,682	17,256

Financial liability at fair value through profit or loss
Put option liabilities	—	—	486	486

Total	—	—	486	486

Not measured at fair values in Consolidated Statements of Financial Position but for which fair values are disclosed [Member]
Statement [Line Items]
Fair Value Measurements of Assets by Fair Value Hierarchy

Assets and liabilities not measured at fair values in the Consolidated Statements of Financial Position, but for which fair values are disclosed as of December 31, 2016 and 2017 are as follows:

	(In millions of yen)

December 31, 2016	Level 1	Level 2	Level 3	Total
Held-to-maturity investments
Japanese government bonds	—	294	—	294
Loans and receivables
Time deposits	—	10,000	—	10,000
Corporate bonds and other debt instruments	—	2,632	—	2,632
Office security deposits	—	4,739	—	4,739

Total	—	17,665	—	17,665

	(In millions of yen)

December 31, 2017	Level 1	Level 2	Level 3	Total
Held-to-maturity investments
Japanese government bonds	—	291	—	291
Loans and receivables
Corporate bonds and other debt instruments	—	8,036	—	8,036
Office security deposits	—	5,546	—	5,546

Total	—	13,873	—	13,873
Financial liability measured at amortized cost
Office securities deposits received under sublease agreement	—	23	—	23

Total	—	23	—	23

Level 3 [Member] | Fair Value Measurement on a Recurring Basis [Member]
Statement [Line Items]
Fair Value Measurements of Assets by Fair Value Hierarchy
(3)	Reconciliations from the opening balance to the closing balance of financial instruments categorized within Level 3 are as follows:

	(In millions of yen)
	2016		2017
	Private equity and other financial instruments	Conversion right and redemption right of preferred stock	Private equity and other financial instruments	Conversion right and redemption right of preferred stock	Put option liabilities
Fair value at the beginning of the year	13,648	871	12,795	325	—
Total (loss)/gain for the year:
Included in profit or loss(1)	(29)	(656)	(1,535)	1,062	(7)
Included in other comprehensive income(2)	(2,140)	—	(2,456)	—	—

Comprehensive (loss)/income	(2,169)	(656)	(3,991)	1,062	(7)
Purchases	2,054	197	4,949	363	457
Sales and settlements	—	—	(1,619)	—	—
Return of capital	(8)	—	(121)	—	—
Increase due to business combination	—	—	610	—	33
Transfers in(3)	—	—	326	—	—
Effect of exchange rate changes	(730)	(87)	871	112	3

Fair value at the end of the year	12,795	325	13,820	1,862	486

(1)	This amount is included in “Other non-operating income” or “Other non-operating expenses” in the Group’s Consolidated Statements of Profit or Loss.
(2)	This amount is included in “Net changes in fair value” of available-for-sale financial assets in the Group’s Consolidated Statements of Comprehensive Income.
(3)

During the year ended December 31, 2017, the issuing company of the equity was delisted from a stock exchange in the U.S. subsequent to our purchase of its equity securities. Accordingly, such equity investment was transferred from Level 1 to Level 3.

Put Option Liabilities [Member] | Level 3 [Member] | Fair Value Measurement on a Recurring Basis [Member]
Statement [Line Items]
Quantitative Information Regarding Valuation Technique and Significant Unobservable Inputs Used in Measuring Fair Value of Assets

Below is the quantitative information regarding the valuation techniques and significant unobservable inputs used in measuring the fair value of certain put option liabilities:

Valuation technique	Significant unobservable input	2016	2017
Option pricing model	Comparable listed companies’ average historical volatility	—	45.0%
	Discount rate	—	4.3%
Monte Carlo simulation	Comparable listed companies’ average historical volatility	—	41.4%-49.2%
	Discount rate	—	2.5%

Conversion right and redemption right of preferred stock [member] | Level 3 [Member] | Fair Value Measurement on a Recurring Basis [Member]
Statement [Line Items]
Quantitative Information Regarding Valuation Technique and Significant Unobservable Inputs Used in Measuring Fair Value of Assets

Below is the quantitative information regarding the valuation technique and significant unobservable inputs used in measuring the fair value of certain conversion right and redemption right of preferred stock:

Valuation technique	Significant unobservable input	2016	2017
Binomial option pricing model	Comparable listed companies’ average historical volatility	13.6%-39.6%	46.0%-49.2%
	Discount rate	1.6%	2.5%

Private equity and other financial instruments [Member] | Level 3 [Member] | Fair Value Measurement on a Recurring Basis [Member]
Statement [Line Items]
Quantitative Information Regarding Valuation Technique and Significant Unobservable Inputs Used in Measuring Fair Value of Assets

Below is the quantitative information regarding the valuation techniques and significant unobservable inputs used in measuring the fair value of certain unlisted equity securities:

Valuation technique	Significant unobservable input	2016	2017
Market approach—market comparable companies	EBITDA multiple	10.4	11.6-12.8
	EBIT multiple	—	11.4-19.3
	Revenue multiple	1.7-3.6	1.4-6.2
	Liquidity discount	30%	30%
Option pricing model	Comparable listed companies’ average historical volatility	39.6%-78.9%	49.7%-76.2%
	Discount rate	(0.1%)-1.6%	(0.1%)-2.6%
Discount cash flow model	Discount rate	16.8%	12.8%-13.0%
	Growth rate	—	1.0%-2.0%